Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
tax rate	23.00%
Corporate tax rate	28.00%
Carry forward tax losses	$ 3,870	$ 747